Business acquisitions and development projects - Additional Information (Details)															3 Months Ended		12 Months Ended
	Mar. 09, 2016 CAD	Mar. 01, 2016 CAD	Feb. 09, 2016 CAD	Feb. 09, 2016 USD ($)	Jan. 08, 2016 USD ($) water_utility	Apr. 22, 2015 CAD MWh	Jan. 02, 2015 USD ($)	Dec. 02, 2014 CAD MWh	May. 30, 2014 USD ($) customer	Mar. 31, 2014 CAD	Mar. 31, 2014 USD ($)	Dec. 20, 2013 CAD	Dec. 20, 2013 USD ($)	Jan. 01, 2013 MW	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD MWac	Dec. 31, 2014 USD ($) MWac	Feb. 09, 2016 USD ($) $ / shares	May. 15, 2015 USD ($)
Business Acquisition [Line Items]
Property, plant and equipment																	CAD 3,873,684,000	CAD 3,278,422,000
Intangible assets																	77,963,000	54,011,000
Acquisition of non-controlling interest																	0	127,121,000
Additions to property, plant and equipment																	CAD 204,195,000	432,373,000
New Hampshire Gas
Business Acquisition [Line Items]
Business combination, purchase price | $							$ 3,161,000
Wind Portfolio SponsorCo, LLC
Business Acquisition [Line Items]
Noncontrolling interest acquired										40.00%	40.00%					40.00%
Acquisition of non-controlling interest										CAD 127,121,000	$ 115,000,000
New England Gas System
Business Acquisition [Line Items]
Business combination, purchase price												CAD 67,010,000	$ 62,745,000
Weighted average useful life of assets acquired																	34 years
Adjustment to total consideration transferred | $													$ 3,108,000						$ 2,701,000
Adjustments to property, plant, and equipment | $																			(1,190,000)
Adjustments to environmental obligation | $																			2,467,000
Adjustments to pension obligation | $																			772,000
Shady Oaks
Business Acquisition [Line Items]
Adjustment to total consideration transferred | $															$ 0				$ 1,133,000
Project power capacity | MW														109.5
White Hall Water System
Business Acquisition [Line Items]
Business combination, purchase price | $									$ 4,499,000
Number of water distribution customers | customer									1,900
Number of wastewater treatment customers | customer									2,400
Subsequent Event | Empire
Business Acquisition [Line Items]
Business acquisition, cash paid per common share (usd per share) | $ / shares																				$ 34.00
Business combination, purchase price			CAD 3,400,000,000	$ 2,400,000,000
Business combination, liabilities incurred			1,300,000,000	$ 900,000,000
Subsequent Event | Park Water Company
Business Acquisition [Line Items]
Business combination, purchase price | $					$ 341,750,000
Business combination, liabilities incurred | $					$ 91,750,000
Number of regulated water utilities | water_utility					3
Morse Wind Facility
Business Acquisition [Line Items]
Wind power capacity | MWh						23
Property, plant and equipment						CAD 65,016,000
Intangible assets						16,709,000
Wind generating asset investment						CAD 81,725,000
Weighted average useful life of assets acquired						35 years
Cornwall Solar Facility
Business Acquisition [Line Items]
Business combination, purchase price																		CAD 47,333,000
Weighted average useful life of assets acquired																		33 years	33 years
Solar power capacity | MWac																		10	10
Additions to property, plant and equipment																		CAD 40,090,000
Payments to acquire intangible assets																		CAD 7,243,000
Bakersfield Solar Project
Business Acquisition [Line Items]
Property, plant and equipment | $																					$ 57,160,000
Solar power capacity | MWac																		20	20
Bakersfield Solar Project | Partnership | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount | $																$ 22,438,000
Saint-Damase
Business Acquisition [Line Items]
Wind power capacity | MWh								24
Property, plant and equipment								CAD 64,155,000
Weighted average useful life of assets acquired								34 years
Class B Units | Wind Portfolio SponsorCo, LLC
Business Acquisition [Line Items]
Ownership percentage										100.00%	100.00%
Bridge Loan | Subsequent Event
Business Acquisition [Line Items]
Line of credit facility, maximum borrowing capacity			CAD 2,200,000,000																	$ 1,600,000,000
Convertible Subordinated Debt | Subsequent Event
Business Acquisition [Line Items]
Debt instrument, face value	CAD 1,150,000,000	CAD 1,000,000,000
Debt instrument, interest rate		5.00%
Debt instrument, convertible, price per instrument paid at closing (CAD per debenture)		CAD 333,000,000
Proceeds from issuance of debt	150,000,000
Proceeds from issuance of debt, first installment	CAD 49,950,000